Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	226,843	229,308	$ 362,156
Impairment of inventory	$ 0	$ 0